LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Loans Receivable, Recorded Investment, 30-89 Days Past Due	$ 5,419	$ 4,332
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	5,245	1,794
Loans Receivable, Recorded Investment, Total Past Due	10,664	6,126
Loans Receivable, Recorded Investment, Loans Not Past Due	253,879	177,663
Loans Receivable, Recorded Investment, Total	264,543	183,789
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	5,290	4,332
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	5,034	1,794
Loans Receivable, Recorded Investment, Total Past Due	10,324	6,126
Loans Receivable, Recorded Investment, Loans Not Past Due	198,768	142,960
Loans Receivable, Recorded Investment, Total	209,092	149,086
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	14,506	15,495
Loans Receivable, Recorded Investment, Total	14,506	15,495
Construction [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	42	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	42	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,711	964
Loans Receivable, Recorded Investment, Total	1,753	964
Nonresidential Real Estate And Land [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due		0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due		0
Loans Receivable, Recorded Investment, Total Past Due		0
Loans Receivable, Recorded Investment, Loans Not Past Due		11,098
Loans Receivable, Recorded Investment, Total		11,098
Farm [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,843
Loans Receivable, Recorded Investment, Total	1,843
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due		0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due		0
Loans Receivable, Recorded Investment, Total Past Due		0
Loans Receivable, Recorded Investment, Loans Not Past Due		4,865
Loans Receivable, Recorded Investment, Total		4,865
Loan On Deposit [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,710	2,281
Loans Receivable, Recorded Investment, Total	2,710	2,281
Home Equity Line of Credit [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	23
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	23
Loans Receivable, Recorded Investment, Total Past Due	46
Loans Receivable, Recorded Investment, Loans Not Past Due	5,711
Loans Receivable, Recorded Investment, Total	5,757
Unsecured Loans [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	48
Loans Receivable, Recorded Investment, Total Past Due	48
Loans Receivable, Recorded Investment, Loans Not Past Due	660
Loans Receivable, Recorded Investment, Total	708
Land [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,821
Loans Receivable, Recorded Investment, Total	2,821
Commercial and industrial [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	0
Loans Receivable, Recorded Investment, Loans Not Past Due	3,189
Loans Receivable, Recorded Investment, Total	3,189
Non Residential Real Estate [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	35
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	140
Loans Receivable, Recorded Investment, Total Past Due	175
Loans Receivable, Recorded Investment, Loans Not Past Due	21,917
Loans Receivable, Recorded Investment, Total	22,092
Automobile Loan [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	29
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0
Loans Receivable, Recorded Investment, Total Past Due	29
Loans Receivable, Recorded Investment, Loans Not Past Due	43
Loans Receivable, Recorded Investment, Total	$ 72